Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments and Risk Management
Schedule of contractual outflows of financial liabilities

	December 31, 2022
	(USD in thousands)
	Carrying	Contractual
	amount	cash flows	<1 year	1 – 5 years	>5 years	Total
Borrowings	$8,000	$11,859	$360	$1,531	$9,968	$11,859
Lease payables	2,255	2,255	147	788	1,320	2,255
Trade payables	2,085	2,085	2,085	—	—	2,085
Provisions	144	144	—	—	144	144
Other payables	312	312	312	—	—	312
Total	$12,796	$16,655	$2,904	$2,319	$11,432	$16,655

	December 31, 2021
	(USD in thousands)
	Carrying	Contractual
	amount	cash flows	<1 year	1 – 5 years	>5 years	Total
Borrowings	$1,170	$1,458	$192	$769	$497	$1,458
Lease payables	2,520	3,698	326	1,223	2,149	3,698
Trade payables	2,848	2,848	2,848	—	—	2,848
Provisions	153	153	—	—	153	153
Other payables	46	46	46	—	—	46
Total	$6,737	$8,203	$3,412	$1,992	$2,799	$8,203